Subsequent Events - Additional Information (Detail) - USD ($)	Sep. 26, 2022	Sep. 25, 2022
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred, equity interests issued and issuable	$ 368,100,000
Stock redeemed or called during period, shares	36,597,112
Business acquisition share price	$ 10.06
Subsequent Event [Member] | Legacy LiveWire [Member] | Legacy LiveWire Equityholder PIPE Investment [Member]
Subsequent Event [Line Items]
Common stock shares issued	202,402,888
Subsequent Event [Member] | ABIC [Member]
Subsequent Event [Line Items]
Percentage Of Ownership In The Company	1.70%
Subsequent Event [Member] | ABIC [Member] | Founder [Member]
Subsequent Event [Line Items]
Percentage Of Ownership In The Company	4.00%
Subsequent Event [Member] | KYMCO Group [Member]
Subsequent Event [Line Items]
Percentage Of Ownership In The Company	4.90%
Parent [Member] | Parent [Member]
Subsequent Event [Line Items]
Percentage Of Ownership In The Company	89.40%
Asset And Liabilities Retained As A Result Of Tax Acquisition [Member] | Parent [Member]
Subsequent Event [Line Items]
Fair value of asset relating to tax effects		$ 8,121,000
Fair value of liability relating to tax effects		$ 11,259,000
Business Combination [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from merger net	$ 293,700,000
Business Combination [Member] | Subsequent Event [Member] | ABIC [Member]
Subsequent Event [Line Items]
Cash Held In Trust Received From The Acquirer Including The Amount Due To Shareholders Who Have Excercised Their Right For Redemption	13,600,000
Business combination, consideration transferred, equity interests issued and issuable	368.1
Payment of merger costs financing activities	$ 20,600,000
Business Combination [Member] | Subsequent Event [Member] | Legacy LiveWire [Member] | HD Backstop Shares [Member]
Subsequent Event [Line Items]
Stock shares issued during the period shares new issues	10,000,000
Stock issued during period, value, new issues	$ 100
Sale of stock issue price per share	$ 10
Business Combination [Member] | Subsequent Event [Member] | ABIC [Member] | ABIC [Member]
Subsequent Event [Line Items]
Proceeds from merger net	$ 100,000,000
Business Combination [Member] | Subsequent Event [Member] | KYMCO Group [Member] | KYMCO PIPE Investment [Member]
Subsequent Event [Line Items]
Proceeds from merger net	$ 100,000,000